Key management personnel (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Share Option and Warrant Reserves
Short-term benefits provided to executives	$ 545	$ 231	$ 777	$ 548
Directors' fees paid to non-executive directors	53	55	100	107
Share-based payments	430	391	743	1,054
Total	$ 1,028	$ 677	$ 1,620	$ 1,709